Large Company Growth Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 83.0%		Shares	Value
Communication Services - 14.4%
Alphabet, Inc. - Class A		7,492	$1,821,305
Alphabet, Inc. - Class C		38,544	9,387,391
Liberty Media Corp.-Liberty Formula One - Class C (a)		4,317	450,911
Meta Platforms, Inc. - Class A		21,467	15,764,935
Netflix, Inc. (a)		6,076	7,284,638
Nexstar Media Group, Inc.		201	39,746
Pinterest, Inc. - Class A (a)		9,797	315,170
Reddit, Inc. - Class A (a)		1,618	372,124
ROBLOX Corp. - Class A (a)		11,018	1,526,213
Sea Ltd. - ADR (a)		14,036	2,508,654
Spotify Technology SA (a)		2,303	1,607,494
TKO Group Holdings, Inc.		1,612	325,560
			41,404,141

Consumer Discretionary - 9.6%
Amazon.com, Inc. (a)		64,241	14,105,396
Booking Holdings, Inc.		213	1,150,045
Carnival Corp. (a)		28,211	815,580
Carvana Co. (a)		1,012	381,767
Cava Group, Inc. (a)		1,608	97,139
Chipotle Mexican Grill, Inc. (a)		15,575	610,384
DoorDash, Inc. - Class A (a)		714	194,201
Duolingo, Inc. (a)		262	84,322
Expedia Group, Inc.		3,263	697,466
Ferrari NV		1,352	656,017
Garmin Ltd.		730	179,741
Grand Canyon Education, Inc. (a)		3,882	852,177
Home Depot, Inc.		2,935	1,189,233
Lululemon Athletica, Inc. (a)		643	114,409
MercadoLibre, Inc. (a)		245	572,550
On Holding AG - Class A (a)		8,048	340,833
Royal Caribbean Cruises Ltd.		575	186,059
Tempur Sealy International, Inc.		5,794	488,608
Tesla, Inc. (a)		8,929	3,970,905
Texas Roadhouse, Inc.		1,955	324,823
TJX Cos., Inc.		1,421	205,391
Tractor Supply Co.		6,583	374,375
			27,591,421

Consumer Staples - 1.1%
Celsius Holdings, Inc. (a)		8,219	472,510
Costco Wholesale Corp.		1,434	1,327,354
Monster Beverage Corp. (a)		18,226	1,226,792
Sprouts Farmers Market, Inc. (a)		1,126	122,509
			3,149,165

Energy - 0.2%
Cameco Corp.		4,035	338,375
HF Sinclair Corp.		1,659	86,832
Phillips 66		292	39,718
			464,925

Financials - 2.7%
Ally Financial, Inc.		1,167	45,746
Cboe Global Markets, Inc.		2,545	624,161
Citigroup, Inc.		2,301	233,552
NU Holdings Ltd. - Class A (a)		46,980	752,150
Popular, Inc.		2,343	297,584
Primerica, Inc.		549	152,397
Progressive Corp.		2,564	633,180
Robinhood Markets, Inc. - Class A (a)		5,960	853,353
Rocket Cos., Inc. - Class A		30,925	599,326
S&P Global, Inc.		965	469,675
Toast, Inc. - Class A (a)		5,332	194,671
Tradeweb Markets, Inc. - Class A		869	96,442
Visa, Inc. - Class A		8,149	2,781,906
			7,734,143

Health Care - 7.1%
AbbVie, Inc.		8,775	2,031,763
Abivax SA - ADR (a)		6,550	556,095
Apellis Pharmaceuticals, Inc. (a)		1,536	34,760
Boston Scientific Corp. (a)		5,752	561,568
Cardinal Health, Inc.		1,769	277,662
Cidara Therapeutics, Inc. (a)		4,127	395,201
Dexcom, Inc. (a)		5,847	393,445
Eli Lilly & Co.		3,216	2,453,808
Exelixis, Inc. (a)		4,222	174,369
Genmab AS - ADR (a)		9,234	283,207
Gilead Sciences, Inc.		11,206	1,243,866
Halozyme Therapeutics, Inc. (a)		14,361	1,053,236
IDEXX Laboratories, Inc. (a)		100	63,889
Incyte Corp. (a)		9,826	833,343
Insmed, Inc. (a)		1,138	163,883
Insulet Corp. (a)		177	54,645
Intuitive Surgical, Inc. (a)		2,836	1,268,344
McKesson Corp.		1,012	781,810
Medpace Holdings, Inc. (a)		556	285,873
Merck & Co., Inc.		2,297	192,787
Mettler-Toledo International, Inc. (a)		420	515,596
Natera, Inc. (a)		7,699	1,239,308
Neurocrine Biosciences, Inc. (a)		5,253	737,416
Penumbra, Inc. (a)		997	252,560
ResMed, Inc.		53	14,508
Stryker Corp.		2,524	933,047
uniQure NV (a)		8,810	514,240
UnitedHealth Group, Inc.		1,082	373,615
Veeva Systems, Inc. - Class A (a)		5,849	1,742,475
Vertex Pharmaceuticals, Inc. (a)		1,976	773,881
Waters Corp. (a)		902	270,429
			20,470,629

Industrials - 4.4%
Armstrong World Industries, Inc.		2,368	464,152
Axon Enterprise, Inc. (a)		407	292,079
Broadridge Financial Solutions, Inc.		1,678	399,649
Caterpillar, Inc.		468	223,306
Copart, Inc. (a)		8,845	397,760
Delta Air Lines, Inc.		4,826	273,876
EMCOR Group, Inc.		716	465,071
GE Vernova, Inc.		791	486,386
General Electric Co.		7,260	2,183,953
GFL Environmental, Inc.		2,772	131,337
HEICO Corp.		1,591	513,607
HEICO Corp. - Class A		4,624	1,174,912
Howmet Aerospace, Inc.		2,797	548,855
Leonardo DRS, Inc.		4,420	200,668
Lyft, Inc. - Class A (a)		28,998	638,246
Otis Worldwide Corp.		3,593	328,508
Saia, Inc. (a)		1,357	406,232
Trane Technologies PLC		2,458	1,037,178
Trex Co., Inc. (a)		3,896	201,306
United Airlines Holdings, Inc. (a)		1,889	182,288
United Rentals, Inc.		461	440,098
Verisk Analytics, Inc.		2,990	752,015
Vertiv Holdings Co. - Class A		5,608	846,023
			12,587,505

Information Technology - 40.6%(b)
Advanced Micro Devices, Inc. (a)		3,550	574,355
Amphenol Corp. - Class A		10,673	1,320,784
Apple, Inc.		48,654	12,388,768
Applied Materials, Inc.		5,677	1,162,309
AppLovin Corp. - Class A (a)		8,930	6,416,562
Arista Networks, Inc. (a)		7,619	1,110,165
ASML Holding NV		422	408,534
Astera Labs, Inc. (a)		8,761	1,715,404
Broadcom, Inc.		35,898	11,843,109
Cadence Design Systems, Inc. (a)		1,684	591,522
Cloudflare, Inc. - Class A (a)		1,044	224,032
Fair Isaac Corp. (a)		14	20,951
Guidewire Software, Inc. (a)		776	178,371
HubSpot, Inc. (a)		66	30,875
Intuit, Inc.		593	404,966
Itron, Inc. (a)		2,972	370,192
Manhattan Associates, Inc. (a)		1,550	317,719
Microsoft Corp.		48,471	25,105,554
MongoDB, Inc. (a)		1,446	448,810
Motorola Solutions, Inc.		520	237,791
Nebius Group NV (a)		42,867	4,812,678
NVIDIA Corp.		168,980	31,528,288
Oracle Corp.		2,872	807,721
Palantir Technologies, Inc. - Class A (a)		6,845	1,248,665
Pegasystems, Inc.		574	33,005
Procore Technologies, Inc. (a)		3,054	222,698
QUALCOMM, Inc.		3,237	538,507
QXO, Inc. (a)		49,248	938,667
ServiceNow, Inc. (a)		628	577,936
Shopify, Inc. - Class A (a)		2,794	415,216
Snowflake, Inc. - Class A (a)		3,639	820,776
Synopsys, Inc. (a)		474	233,867
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		19,585	5,469,895
Texas Instruments, Inc.		6,010	1,104,217
Twilio, Inc. - Class A (a)		4,793	479,731
Western Digital Corp.		20,147	2,418,849
			116,521,489

Materials - 0.8%
Anglogold Ashanti PLC		14,202	998,827
Martin Marietta Materials, Inc.		818	515,569
Sherwin-Williams Co.		2,090	723,683
Southern Copper Corp.		217	26,356
			2,264,435

Utilities - 2.1%
Constellation Energy Corp.		2,538	835,179
NRG Energy, Inc.		3,346	541,885
Talen Energy Corp. (a)		6,977	2,967,876
Vistra Corp.		8,152	1,597,140
			5,942,080
TOTAL COMMON STOCKS (Cost $105,133,950)			238,129,933

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%		Par	Value
Arbor Realty Trust, Inc., Series 2021-FL3, Class C, 6.11% (1 mo. Term SOFR + 1.96%), 08/15/2034, (1.96% Floor) (Callable 10/15/2025) (c)		275,000	274,980
BBCMS Trust, Series 2021-C10, Class XA, 1.33%, 07/15/2054 (Callable 05/15/2031) (d)(e)		913,973	45,624
Benchmark Mortgage Trust
Series 2020-B19, Class XA, 1.78%, 09/15/2053 (Callable 10/15/2030) (d)(e)		852,089	40,781
Series 2021-B29, Class XA, 1.12%, 09/15/2054 (Callable 08/15/2031) (d)(e)		980,376	35,141
Series 2025-V17, Class A3, 5.07%, 09/15/2058 (Callable 09/15/2030)		250,000	255,485
BX Trust
Series 2021-RISE, Class B, 5.51% (1 mo. Term SOFR + 1.36%), 11/15/2036, (1.25% Floor) (c)		84,533	84,427
Series 2021-VOLT, Class C, 5.36% (1 mo. Term SOFR + 1.21%), 09/15/2036, (1.10% Floor) (c)		161,794	161,196
Series 2022-LBA6, Class A, 5.15% (1 mo. Term SOFR + 1.00%), 01/15/2039, (1.00% Floor) (c)		200,000	199,875
Series 2023-XL3, Class A, 5.91% (1 mo. Term SOFR + 1.76%), 12/09/2040, (1.76% Floor) (c)		143,202	143,381
Series 2024-KING, Class C, 6.09% (1 mo. Term SOFR + 1.94%), 05/15/2034, (1.94% Floor) (c)		177,661	177,883
Series 2024-XL4, Class B, 5.94% (1 mo. Term SOFR + 1.79%), 02/15/2039, (1.79% Floor) (c)		92,804	93,036
Series 2025-GW, Class B, 6.00% (1 mo. Term SOFR + 1.85%), 07/15/2042, (1.85% Floor) (c)		150,000	150,422
Series 2025-ROIC, Class A, 5.29% (1 mo. Term SOFR + 1.14%), 03/15/2030, (1.14% Floor) (c)		149,417	149,090
BX Trust 2024-VLT4, Series 2024-AIRC, Class B, 6.29% (1 mo. Term SOFR + 2.14%), 08/15/2039, (2.14% Floor) (c)		140,429	140,825
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/2048 (Callable 01/10/2026)		176,869	176,476
Chase Mortgage Finance Corp., Series 2025-9, Class A3, 5.50%, 06/25/2056 (Callable 04/25/2038) (c)(e)		98,544	99,153
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.70%, 09/15/2053 (Callable 06/15/2030) (d)(e)		560,382	25,755
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.92%, 11/10/2041 (c)(e)		100,000	100,319
DK Trust, Series 2024-SPBX, Class A, 5.65% (1 mo. Term SOFR + 1.50%), 03/15/2034, (1.50% Floor) (c)		150,000	150,375
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 5.81% (30 day avg SOFR US + 1.45%), 05/25/2054, (1.45% Floor), (6.75% Cap)		486,283	489,758
Series 5481, Class FA, 5.76% (30 day avg SOFR US + 1.40%), 12/25/2054, (1.40% Floor), (6.50% Cap)		172,927	173,447
Series 5483, Class FD, 5.66% (30 day avg SOFR US + 1.30%), 12/25/2054, (1.30% Floor), (6.50% Cap)		171,060	171,627
Series 5583, Class FA, 5.60% (30 day avg SOFR US + 1.25%), 10/25/2055, (1.25% Floor), (6.50% Cap)		200,000	200,507
Series K110, Class X1, 1.76%, 04/25/2030 (Callable 04/25/2030) (d)(e)		372,468	22,266
Series K118, Class X1, 1.04%, 09/25/2030 (Callable 06/25/2030) (d)(e)		982,766	37,924
Series K123, Class X1, 0.86%, 12/25/2030 (Callable 10/25/2030) (d)(e)		1,379,261	44,747
Series K151, Class X1, 0.49%, 04/25/2030 (Callable 02/25/2030) (d)(e)		2,350,786	31,662
Federal National Mortgage Association
Series 2024-100, Class FD, 5.81% (30 day avg SOFR US + 1.45%), 06/25/2054, (1.45% Floor), (6.50% Cap)		807,630	811,736
Series 2024-103, Class FM, 5.86% (30 day avg SOFR US + 1.50%), 01/25/2055, (1.50% Floor), (6.50% Cap)		166,418	167,391
Series 2024-86, Class FA, 5.81% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)		86,444	86,802
Series 2024-93, Class FL, 5.81% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)		1,356,180	1,363,075
FS Commercial Mortgage Trust, Series 2024-HULA, Class A, 5.96% (1 mo. Term SOFR + 1.81%), 08/15/2039, (1.81% Floor) (c)		150,000	150,235
Great Wolf Trust, Series 2024-WOLF, Class A, 5.69% (1 mo. Term SOFR + 1.54%), 03/15/2039, (1.54% Floor) (c)		150,000	150,455
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class C, 6.26% (1 mo. Term SOFR + 2.11%), 07/15/2039, (2.00% Floor) (Callable 10/15/2025) (c)		275,000	272,735
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 6.07%, 07/15/2029 (c)(e)		225,000	231,654
GS Mortgage-Backed Securities Trust, Series 2024-PJ9, Class A3, 5.00%, 02/25/2055 (Callable 12/25/2034) (c)(e)		74,747	73,699
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 10/25/2025) (c)(e)		40,668	37,607
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 11/25/2028) (c)(e)		41,061	37,054
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 04/25/2027) (c)(e)		71,296	63,979
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 10/25/2025) (c)(e)		7,634	7,114
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 12/25/2040) (c)(e)		56,718	50,849
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 11/25/2036) (c)(e)		57,361	50,695
Series 2021-INV7, Class A3A, 2.50%, 02/25/2052 (Callable 12/25/2045) (c)(e)		267,026	240,114
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 06/25/2048) (c)(e)		160,752	139,032
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 02/25/2040) (c)(e)		66,168	65,240
Madison Avenue Trust, Series 2025-11MD, Class A, 4.75%, 10/15/2042 (c)(e)		250,000	249,505
PMT Loan Trust, Series 2025-INV8, Class A2, 5.50%, 07/25/2056 (Callable 05/25/2038) (c)(e)		98,567	99,237
PRM5 Trust, Series 2025-PRM5, Class B, 4.92%, 03/10/2033 (c)(e)		125,000	124,488
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 08/25/2044) (c)(e)		100,000	62,496
Sequoia Mortgage Trust
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 10/25/2025) (c)(e)		37	37
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 08/25/2033) (c)(e)		4,657	4,362
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 05/25/2046) (c)(e)		200,000	146,578
Series 2025-1, Class A1, 6.00%, 01/25/2055 (Callable 09/25/2035) (c)(e)		87,422	88,658
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (c)		190,000	168,650
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.23%, 12/10/2034 (c)(e)		198,824	201,855
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 04/25/2034) (c)(e)(f)		78,033	68,089
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 07/15/2026) (e)		130,747	127,277
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,247,788)			9,016,860

AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.6%		Shares	Value
Voya VACS Series EMHCD Fund		180	1,916
Voya VACS Series HYB Fund		110,344	1,147,577
Voya VACS Series SC Fund - Class SC		596,940	6,357,416
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $7,510,725)			7,506,909

CORPORATE BONDS - 2.0%		Par	Value
Communication Services - 0.2%
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)		130,000	113,531
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)		17,000	16,932
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 10/11/2025)		107,000	106,155
2.05%, 02/15/2028 (Callable 12/15/2027)		20,000	19,068
3.38%, 04/15/2029 (Callable 10/11/2025)		15,000	14,518
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)		139,000	121,899
4.78%, 02/15/2035 (Callable 11/15/2034)		60,000	59,063
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)		60,000	55,594
			506,760

Consumer Discretionary - 0.1%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)		87,000	77,865
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)		90,000	84,182
Lowe's Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)		60,000	59,416
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)		124,000	122,888
			344,351

Consumer Staples - 0.1%
Nestle Holdings, Inc., 5.25%, 03/13/2026 (c)		150,000	150,731
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)		69,000	65,613
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)		90,000	87,787
			304,131

Energy - 0.2%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)		97,000	94,520
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)		65,000	61,350
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)		65,000	63,300
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)		29,000	26,619
Ovintiv, Inc., 5.38%, 01/01/2026 (Callable 10/31/2025)		86,000	86,035
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025 (Callable 10/03/2025)		86,000	86,001
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)		50,000	50,336
			468,161

Financials - 0.7%
Aviation Capital Group LLC, 5.13%, 04/10/2030 (Callable 03/10/2030) (c)		40,000	40,637
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)		279,000	273,451
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)		42,000	41,621
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)		15,000	14,778
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)		147,000	136,352
Bank of Nova Scotia, 2.70%, 08/03/2026		94,000	92,937
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028) (c)		94,000	87,697
2.50%, 01/10/2030 (Callable 10/10/2029) (c)		37,000	34,428
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)		83,000	80,803
Fiserv, Inc., 5.45%, 03/02/2028 (Callable 02/02/2028)		85,000	87,332
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)		32,000	31,575
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)		200,000	188,743
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)		142,000	138,461
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)		44,000	43,224
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)		46,000	43,633
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)		17,000	15,006
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)		62,000	56,431
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)		65,000	64,744
Morgan Stanley
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)		24,000	23,819
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)		159,000	156,409
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)		67,000	65,578
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)		38,000	39,610
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)		31,000	27,395
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)		92,000	94,864
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)		5,000	5,061
Royal Bank of Canada, 1.20%, 04/27/2026		70,000	68,948
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027 (c)		63,000	61,848
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)		35,000	35,219
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)		21,000	20,813
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027) (g)		16,000	15,860
			2,087,277

Health Care - 0.2%
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)		92,000	94,087
CVS Health Corp., 1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030) (g)		130,000	114,126
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029) (g)		86,000	85,177
Royalty Pharma PLC
1.75%, 09/02/2027 (Callable 07/02/2027)		153,000	146,220
2.20%, 09/02/2030 (Callable 06/02/2030)		45,000	40,302
			479,912

Industrials - 0.0%(h)
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)		123,000	114,992

Information Technology - 0.2%
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)		76,000	71,599
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)		61,000	60,684
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)		92,000	90,318
2.95%, 04/01/2030 (Callable 01/01/2030)		176,000	165,520
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)		51,000	44,685
			432,806

Materials - 0.1%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)		54,000	55,291
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)		59,000	59,242
Nutrien Ltd., 5.95%, 11/07/2025		83,000	82,970
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)		97,000	95,646
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)		65,000	61,770
			354,919

Real Estate - 0.0%(h)
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)		49,000	48,284
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)		96,000	90,612
			138,896

Utilities - 0.2%
AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)		66,000	65,412
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)		62,000	61,709
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)		132,000	129,827
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)		87,000	87,862
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)		106,000	105,122
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)		70,000	69,146
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)		57,000	58,041
			577,119
TOTAL CORPORATE BONDS (Cost $5,940,275)			5,809,324

COLLATERALIZED LOAN OBLIGATIONS - 1.2%		Par	Value
ARES CLO, Series 2022-65A, Class A1R, 5.28% (3 mo. Term SOFR + 1.12%), 07/25/2034, (1.12% Floor) (Callable 07/25/2026) (c)		250,000	250,750
Bain Capital Credit CLO, Series 2020-5A, Class ARR, 5.34% (3 mo. Term SOFR + 1.15%), 04/20/2034, (1.15% Floor) (Callable 04/20/2026) (c)		250,000	250,154
CBAM Ltd., Series 2017-1A, Class AR2, 5.72% (3 mo. Term SOFR + 1.39%), 01/20/2038, (1.39% Floor) (Callable 01/20/2027) (c)		250,000	250,982
CIFC Funding Ltd.
Series 2022-1A, Class A, 5.64% (3 mo. Term SOFR + 1.32%), 04/17/2035, (1.32% Floor) (Callable 10/17/2025) (c)		250,000	250,248
Series 2022-4A, Class AR, 5.37% (3 mo. Term SOFR + 1.09%), 07/16/2035, (1.09% Floor) (Callable 07/16/2026) (c)		250,000	250,900
Empower CLO Ltd., Series 2025-1A, Class A, 5.64% (3 mo. Term SOFR + 1.31%), 07/20/2038, (1.31% Floor) (Callable 07/20/2027) (c)		250,000	251,164
Invesco CLO Ltd., Series 2021-3A, Class A1R, 5.23% (3 mo. Term SOFR + 1.08%), 10/22/2034, (1.08% Floor) (c)		270,000	270,582
Neuberger Berman CLO Ltd., Series 2022-47A, Class AR, 0.00% (3 mo. Term SOFR + 1.09%), 04/16/2035, (1.09% Floor) (c)(j)		250,000	249,658
OHA Credit Funding, Series 2019-4A, Class AR2, 5.62% (3 mo. Term SOFR + 1.29%), 01/22/2038, (1.29% Floor) (Callable 01/22/2027) (c)		500,000	501,458
OZLM Ltd., Series 2016-15A, Class A1R3, 5.33% (3 mo. Term SOFR + 1.05%), 04/20/2033, (1.05% Floor) (Callable 04/20/2026) (c)		250,000	250,062
Park Avenue Institutional Advisers CLO Ltd., Series 2021-1A, Class A1AR, 5.34% (3 mo. Term SOFR + 1.11%), 01/20/2034, (1.11% Floor) (Callable 04/20/2026) (c)		250,000	250,012
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.60% (3 mo. Term SOFR + 1.28%), 10/13/2032, (1.02% Floor) (Callable 10/13/2025) (c)		261,132	261,383
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,281,132)			3,287,353

ASSET-BACKED SECURITIES - 1.1%		Par	Value
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027		50,592	49,506
Series 2016-1, 3.58%, 01/15/2028		2,288	2,236
Series 2016-2, 3.20%, 06/15/2028		25,494	24,632
Beacon Container Finance LLC, Series 2021-1A, Class A, 2.25%, 10/22/2046 (c)		60,833	56,604
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 06/15/2027)		150,000	153,416
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 12/15/2027)		250,000	252,770
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 10/25/2025) (c)(e)		173,119	148,100
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (c)		87,267	80,671
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39%, 09/17/2029 (Callable 09/17/2029)		150,000	150,631
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034		162,645	141,308
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027 (Callable 01/18/2026)		26,212	26,070
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44%, 03/15/2029 (Callable 03/15/2029) (c)		150,000	150,696
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 04/15/2027)		150,000	153,813
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028) (c)		75,198	67,121
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 09/20/2036) (c)		131,075	111,207
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 07/20/2029) (c)		188,567	177,889
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032) (c)		37,782	31,359
Navient Student Loan Trust
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 03/15/2028) (c)		62,178	58,811
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 01/15/2029) (c)		36,797	33,775
Series 2021-DA, Class C, 3.48%, 04/15/2060 (Callable 05/15/2032) (c)		96,023	89,938
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 08/15/2033) (c)		135,254	138,599
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028) (c)		150,000	154,340
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 10/10/2025) (c)		23,300	22,609
Santander Consumer USA Holdings, Inc.
Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 09/15/2027)		91,801	92,250
Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 10/15/2027)		100,000	100,936
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053 (c)		85,734	87,510
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 03/25/2028) (c)		100,000	101,142
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 01/25/2026) (c)		3,274	3,268
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027) (c)		154,446	136,260
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051 (c)		154,404	142,819
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 11/15/2027)		100,000	100,982
TOTAL ASSET-BACKED SECURITIES (Cost $3,119,785)			3,041,268

U.S. TREASURY SECURITIES - 0.3%		Par	Value
United States Treasury Note/Bond
0.25%, 10/31/2025		55,000	54,815
4.13%, 06/15/2026		2,500	2,506
0.88%, 09/30/2026		91,000	88,483
1.50%, 01/31/2027		44,800	43,533
2.75%, 04/30/2027		2,000	1,972
3.75%, 04/30/2027		47,700	47,769
3.88%, 05/31/2027		150,300	150,823
4.63%, 06/15/2027		3,000	3,048
3.25%, 06/30/2027		2,400	2,384
3.38%, 09/15/2027		43,000	42,803
3.75%, 05/15/2028		5,500	5,518
3.88%, 07/15/2028		12,800	12,883
4.13%, 10/31/2029		79,000	80,259
4.00%, 06/30/2032		2,000	2,011
2.75%, 08/15/2032		19,000	17,663
4.13%, 11/15/2032		84,400	85,373
3.50%, 02/15/2033		178,900	173,687
4.25%, 05/15/2035		71,000	71,668
4.63%, 02/15/2055		70,000	68,802
TOTAL U.S. TREASURY SECURITIES (Cost $957,012)			956,000

RIGHTS - 0.0%(h)		Shares	Value
ABIOMED, Inc. (a)(i)		1,153	0
TOTAL RIGHTS (Cost $0)			0

TOTAL INVESTMENTS - 93.3% (Cost $135,190,667)			267,747,647
Money Market Deposit Account - 3.9% (k)(l)			11,245,545
Other Assets in Excess of Liabilities - 2.8%			8,053,451
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$287,046,643
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft AS - Aksjeselskap NV - Naamloze Vennootschap SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $10,164,791 or 3.5% of the Fund’s net assets.

(d)	Interest only security.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $216,722.
(h)	Represents less than 0.05% of net assets.
(i)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(j)	Zero coupon bonds make no periodic interest payments.
(k)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.99%.

(l)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of September 30, 2025 is $221,980 which represented 0.1% of net assets.

Large Company Growth Portfolio
Schedule of Futures Contracts
September 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	13	12/19/2025	$1,462,500	$4,152
				$4,152
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(8)	12/19/2025	$920,625	$(7,704)
U.S. Treasury 2 Year Notes	(23)	12/31/2025	4,793,164	675
U.S. Treasury 5 Year Note	(12)	12/31/2025	1,310,344	164
U.S. Treasury Long Bonds	(7)	12/19/2025	816,156	(14,999)
U.S. Treasury Ultra Bonds	(3)	12/19/2025	360,188	(8,491)
				$(30,355)
Net Unrealized Appreciation (Depreciation)		$ –	$–	$(26,203)

Large Company Growth Portfolio
Schedule of Total Return Swap Contracts
September 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Russell 1000 Growth Total Return Index	Morgan Stanley	Receive	EFFR + 0.86%	Termination	02/27/2026	$47,162,164	$4,723,350
Net Unrealized Appreciation (Depreciation)					0	0	4,723,350

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2025.

EFFR - Effective Federal Funds Rate was 4.09% as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Large Company Growth Portfolio (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$238,129,933	$–	$–		$238,129,933
Collateralized Mortgage Obligations	–	9,016,860	–		9,016,860
Affiliated Registered Investment Companies	7,506,909	–	–		7,506,909
Corporate Bonds	–	5,809,324	–		5,809,324
Collateralized Loan Obligations	–	3,287,353	–		3,287,353
Asset-Backed Securities	–	3,041,268	–		3,041,268
U.S. Treasury Securities	–	956,000	–		956,000
Rights	–	–	0	(a)	0
Total Investments	$245,636,842	$22,110,805	$0		$267,747,647

Other Financial Instruments:
Total Return Swaps*	$–	$4,723,350	$–		$4,723,350
Futures Contracts*	4,991	–	–		4,991
Total Other Financial Instruments	$4,991	$4,723,350	$–		$4,728,341

Liabilities:
Other Financial Instruments:
Futures Contracts*	$(31,194)	$–	$–		$(31,194)
Total Other Financial Instruments	$(31,194)	$–	$–		$(31,194)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025. (a) Includes securities that have been fair valued at $0.

Refer to the Schedule of Investments for further disaggregation of investment categories.